RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Due to Related Parties	$ 5,395	$ 5,353
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	4,659	4,141
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Due to Related Parties	658	0
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due to Related Parties	78	0
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	828
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	34
Beijing IPE [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	2
Others [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 0	$ 348